UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

P.O. Box 3107

Denver, CO 80201

(Address of principal executive offices) (Zip code)

Reed Keller

P.O. Box 3107

Denver, CO 80201

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

BPV Family of Funds	Shareholder Letter
September 30, 2012 (Unaudited)

Dear Fellow Shareholder:

The BPV Family of Funds celebrated its first anniversary on October 5, 2012. As many of you already know, our guiding overall philosophy is to make money by, first, not losing money. BPV takes risk seriously (we often say “risk is risky”); consequently, our investment strategies are “purpose-built” with the goal of providing predictable returns despite the headwinds of macroeconomic uncertainty, the potential rise in future rates of inflation and low current rates of return on “safe” investments.

As we enter 2013 and embark on our second year offering The Core Diversification Fund and The Wealth Preservation Fund, we remain dedicated to our investment strategy principles focusing on risk management, asset diversification, active portfolio management, and hedging to produce portfolio income, lower risk and limit participation in any future financial market drawdowns.

The following commentary speaks directly to the application of these principles in 2012 and to our results in the year just ended.

Thank you for investing with BPV Funds.

Semi-Annual Report | September 30, 2012	1

BPV Family of Funds	Portfolio Management Commentary
September 30, 2012 (Unaudited)

Dear Shareholder:

We appreciate the trust you have placed in the BPV Family of Funds. The commentary below describes market conditions the BPV Core Diversification Fund and the BPV Wealth Preservation Fund faced in the second and third quarters of 2012 and how the Funds performed under those conditions.

Market Overview

Equity markets, as measured by the S&P 500® Index, fell almost ten percent during the second quarter of 2012, climbing back in June to close down 2.75%. Weak economic data helped fuel the downward move as domestic employment reports came in alarmingly lower than expected, and investors recalibrated the pace of the economic recovery. Treasuries rallied and commodities fell as European fears dominated the headlines with investors contemplating a Greek exit from the euro.

Rhetoric out of central banks across the globe put a floor in the equity trading range early in the third quarter. The Federal Reserve announced a further easing of monetary policy sending the S&P 500® up 6.35% for the quarter and up 3.43% for the six months ended September 30, 2012. Commodity markets also rallied in the third quarter as supply and demand imbalances tightened, the dollar weakened, and inflation fears resurfaced.

It is impossible to predict when crises will occur, but we believe it is certain that they will occur, often when they are least expected. One day the sky is falling, and the next, we’re watching for new highs. Over the past six months, we saw volatility, as measured by the Chicago Board Options Exchange Volatility Index (the “VIX”), spike in May then retreat to near-term lows. It is important to manage our asset allocations in a way that attempts to minimize risks while allowing for upside. This requires consistently analyzing the risks of our investments versus their expected returns.

Performance of the BPV Core Diversification Fund

For the six months ended September 30, 2012, the BPV Core Diversification Fund returned 1.54%, while the S&P 500® Index gained 3.43% during the same period.

The past six months highlight the importance of owning a diversified basket of non-correlated assets. As you may know, BPV firmly believes that managing risk is essential for achieving consistent long-term returns. Accordingly, early in the second quarter, we shifted our equity exposure to focus strongly on domestic equities with the belief that domestic markets would outperform international markets. We also made the decision to completely eliminate our direct exposure to Europe. We’ve since seen that the MSCI EAFE Index, a stock market index designed to measure the equity market performance of developed markets outside of the U.S. & Canada, fell more than ten percent during the second quarter and, as of the end of the third quarter, was still slightly below its March and April levels. In other words, by removing the Fund’s exposure to Europe, the Fund was able to avoid the loss as well as a material degree of volatility that would have been associated with such an investment.

We continue to monitor correlations among asset classes and to ensure that we are holding assets that are non-correlated and negatively correlated to equities. Treasuries currently provide this, but we are also using option strategies to manage downside risk. Option strategies allow us to mitigate

2	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Portfolio Management Commentary
September 30, 2012 (Unaudited)

losses in the event of an equity market correction and also allow us to mitigate interest rate risk in our fixed income positions.

Unfortunately, our commodity exposure underperformed equities in the second quarter, lowering our overall returns. We saw declines in base metals, oil, and gold over this period. Our treasury-inflation protected security exposure, however, performed well over the past six months allowing us to take profits in the third quarter and rebalance into the commodity category for inflation protection. Actively managing tactical shifts in asset allocations is an important part of achieving return goals while reducing volatility.

Performance of the BPV Wealth Preservation Fund

For the six months ended September 30, 2012, the BPV Wealth Preservation Fund returned 1.28%, while the S&P 500® Index gained 3.43% during the same period.

The past six months remind us that equities do not provide a consistent rate of return each month. If an investor bought the S&P 500® at the high at the beginning of April and sold at the low in June, the peak to trough loss would have been 9.58%. It is not easy to navigate these types of violent losses in a two month period, but our strategy performed well in this environment. In fact, over the same period, the BPV Wealth Preservation Fund would have lost only 1.28%.

In the second quarter, the S&P 500® closed down 2.75% while the BPV Wealth Preservation Fund gained 0.59%. This outperformance in a down market is the result of employing a strategy that seeks to take advantage of volatility instead of being victimized by it. The VIX, also known as the fear index, closed at 15.50 on the last day of the first quarter and spiked to 27.73 in the month of June. We were able to invest in new positions when the equity markets dipped and collect more premium on our short calls while the VIX remained elevated. During the third quarter, as equity markets rose and volatility levels came down, we adjusted the holding period on our trades to account for low volatility while still maintaining protection on our positions. We finished the period with ample cash, which gave the Fund flexibility to wait for attractive investment opportunities.

Outlook

As we head into the end of the year and look to 2013, we remain cautious. Many of the worries that have plagued the financial markets remain unresolved. European Union countries like Spain, Greece, and Cypress remain dependent on additional assistance. Growth has slowed in the region, with many countries in a recession. While still posting single digit growth numbers, China’s growth reports have been disappointing. Unrest in the Middle East could continue to put pressure on oil prices in the near-term, creating another headwind for an economic recovery. We have our own headwinds in the U.S. with slowing growth numbers and persistently weak employment data.

While it would be easy to make the case for “risk-off” (i.e., selling equities and buying and holding U.S. treasuries), our Federal Reserve’s low interest rate policy keeps yields on treasury securities at historic lows making it nearly impossible for investors to earn any real return without taking risk. For this reason, we have attempted to position the Funds to benefit from gains in the equity markets, but have also hedged positions through cash holdings and option positions through the end of the fourth quarter to mitigate a downturn. We will continue to employ an active and disciplined approach to managing the portfolio, confident that these strategies are built to weather an environment such as this.

Semi-Annual Report | September 30, 2012	3

BPV Family of Funds	Portfolio Management Commentary
September 30, 2012 (Unaudited)

In summary, we are pleased with the performance of both of our funds and thank you for your continued investment.

Short call: An option that obliges the seller to sell the underlying asset to the buyer.

Chicago Board Options Exchange Volatility Index (the “VIX”): A mathematical measure of the implied volatility of options trading on the S&P 500® index. The index is considered a leading indicator of option volatility in the wider market.

Diversification does not eliminate the risk of experiencing investment losses.

Past performance is no guarantee of future results.

4	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Performance Update
September 30, 2012 (Unaudited)

Performance for the period ended September 30, 2012

	1 Month	6 Month	Since Inception**
BPV Core Diversification Fund	0.48%	1.54%	5.67%
S&P 500® Index	2.58%	3.43%	28.68%
10+ Year Treasury Index	-1.95%	10.52%	5.67%
DJUBS Commodity Index	1.71%	4.70%	5.85%
Total Expense Ratio	3.53%*

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

10+ Year Treasury Index - The 10+ Year Treasury Index is represented by the Bank of America Merrill Lynch 10+ Year Treasury Index; a subset of the Bank of America Merrill Lynch Treasury Master Index. The index measure the total return performance of U.S. Treasury bonds with an outstanding par that is greater than or equal to $25 million.

DJ-UBS Commodity Index - A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The index is designed to minimize concentration in any one commodity or sector.

An investor may not invest directly in an index.

* The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

** Fund Inception date of 10/5/11

Growth of $10,000 Chart (10/5/11 through 9/30/12)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	37.74%
Fixed Income/Treasuries	33.04%
Alternatives/Commodities	19.13%
Options	0.73%
Short Term and Other Assets in Excess of Liabilities	9.36%

^Holdings are subject to change.

Semi-Annual Report | September 30, 2012	5

BPV Wealth Preservation Fund	Performance Update
September 30, 2012 (Unaudited)

Performance for the period ended September 30, 2012

	1 Month	6 Month	Since Inception**
BPV Wealth Preservation Fund	0.10%	1.28%	3.13%
S&P 500® Index	2.58%	3.43%	28.68%
Barclays Capital US Aggregate Bond Index	0.14%	3.68%	5.30%
US Treasury 1-3 Year Index	0.01%	0.45%	0.56%
Total Expense Ratio	5.52%*

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. The fund imposes a 1.00% redemption fee on shares held for less than 60 days. Performance data does not reflect the redemption fee that, if reflected, would reduce the performance quoted. For the most current month-end performance data please call 855.784.2399.

S&P 500® Index - The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

US Treasury 1-3 Year Index - The US Treasury 1-3 Year Index is represented by the Bank of America Merrill Lynch 1-3 Year Treasury Index; an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc.

An investor may not invest directly in an index.

* The Fund has a 1% expense ratio cap for all fees except those generated by underlying securities.

The Expense Ratio represents the operating costs borne by the fund, expressed as a percentage of the fund’s average net assets, as shown in the Fee Table in the fund’s prospectus (under “Total Annual Fund Operating Expenses”).

** Fund Inception date of 10/5/11

Growth of $10,000 Chart (10/5/11 through 9/30/12)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Allocation^	% of Net Assets
Equities/Global	71.89%
Options	-8.19%
Short Term and Other Assets in Excess of Liabilities	36.30%

^Holdings are subject to change.

6	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Disclosure of Fund Expenses
September 30, 2012 (Unaudited)

As a shareholder of the BPV Funds (the “Funds”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2012 and held until September 30, 2012.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Net Expense Ratio	Expense Paid During Period 4/1/12 - 9/30/12(a)
BPV Core Diversification Fund
Actual Fund Return	$ 1,000.00	$ 1,015.40	1.00%	$ 5.05
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06
BPV Wealth Preservation Fund
Actual Fund Return	$ 1,000.00	$ 1,012.80	1.00%	$ 5.05
Hypothetical Fund Return
(5% return before expenses)	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06

(a)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 365.

Semi-Annual Report | September 30, 2012	7

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2012 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 89.91%
Common Equity - 37.74%
iShares® MSCI Emerging Markets Index Fund	40,115	$1,657,552
iShares® Russell 2000 Index Fund	38,155	3,184,416
SPDR® S&P 500® ETF Trust(a)	133,080	19,154,205

Total Common Equity		23,996,173

Corporate Bonds - 10.11%
iShares® iBoxx Investment Grade Corporate Bond Fund	52,785	6,427,629

Other and Alternative Assets - 19.13%
PowerShares® DB Agriculture Fund(a)(b)	136,295	4,008,436
SPDR® Gold Shares(b)	24,855	4,275,557
United States Oil Fund LP(b)	113,710	3,880,922

Total Other and Alternative Assets		12,164,915

U.S. Government & Agency Obligations - 22.93%
iShares® Barclays 20+ Year Treasury Bond Fund	40,420	5,021,377
iShares® Barclays 7-10 Year Treasury Bond Fund	29,285	3,176,251
iShares® Barclays TIPS Bond Fund	52,375	6,377,180

Total U.S. Government & Agency Obligations		14,574,808

TOTAL EXCHANGE TRADED FUNDS (Cost $55,239,493)		57,163,525

PURCHASED OPTIONS - 1.34%	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased
iShares® Barclays 20+ Year Treasury Bond Fund	12/2012	$124.00	200	84,000
iShares® Russell 2000 Index Fund	12/2012	82.00	2,800	765,800

Total Put Options Purchased (Cost $1,073,553)				849,800

TOTAL PURCHASED OPTIONS (Cost $1,073,553)				849,800

8	855-784-2399 | www.bpvfunds.com

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2012 (Unaudited)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 11.29%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	7,175,801	7,175,801

TOTAL SHORT TERM INVESTMENTS (Cost $ 7,175,801)			7,175,801

Total Investments - 102.54% (Cost $ 63,488,847)			65,189,126

Liabilities in Excess of Other Assets - (2.54)%			(1,613,148) (c	)

Net Assets - 100.00%			$63,575,978

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
PowerShares® DB Agriculture Fund	10/2012	$32.00	(340)	$(850)
SPDR® S&P 500® ETF Trust	12/2012	150.00	(800)	(102,800)

Total Written Call Options (Premiums received $148,785)				(103,650)

Written Put Options
iShares® Russell 2000 Index Fund	12/2012	75.00	(2,800)	(284,200)

Total Written Put Options (Premiums received $444,282)				(284,200)

TOTAL WRITTEN OPTIONS (Premiums received $593,067)				$(387,850)

Semi-Annual Report | September 30, 2012	9

BPV Core Diversification Fund	Portfolio of Investments
September 30, 2012 (Unaudited)

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Trade Fund

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation Protected Securities

10	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Portfolio of Investments
September 30, 2012 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 71.89%
Common Equity - 71.89%
SPDR® S&P 500® ETF Trust(a)	98,500	$14,177,105

TOTAL EXCHANGE TRADED FUNDS (Cost $13,036,869)		14,177,105

PURCHASED OPTIONS - 0.00%(b)	Expiration Date	Exercise Price	Contracts	Value
Put Options Purchased
SPDR® S&P 500® ETF Trust	10/2012	$110.00	50	50

Total Put Options Purchased (Cost $3,301)				50

TOTAL PURCHASED OPTIONS (Cost $3,301)				50

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - 28.00%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.00004%	5,522,557	5,522,557

TOTAL SHORT TERM INVESTMENTS (Cost $5,522,557)			5,522,557

Total Investments - 99.89% (Cost $18,562,727)			19,699,712

Other Assets in Excess of Liabilities - 0.11%			21,622 (c	)

Net Assets - 100.00%			$19,721,334

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Less than 0.005%.
(c)	Includes cash which is being held as collateral for written options contracts.

Semi-Annual Report | September 30, 2012	11

BPV Wealth Preservation Fund	Portfolio of Investments
September 30, 2012 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
SPDR® S&P 500® ETF Trust:
	01/2013	$132.00	(595)	$(810,092)
	03/2013	125.00	(390)	(805,740)

Total Written Call Options (Premiums received $ 1,711,393)				(1,615,832)

TOTAL WRITTEN OPTIONS (Premiums received $ 1,711,393)				$(1,615,832)

Investment Abbreviations:

ETF - Exchange Trade Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

12	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2012 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
ASSETS:
Investments, at value	$65,189,126	$19,699,712
Cash	29,647	1,468,456
Deposit with broker for written options contracts	156,008	34,451
Receivable for shares sold	–	62,500
Receivable due from advisor	–	6,281
Deferred offering cost	891	845
Dividends and interest receivable	101,348	76,776
Prepaid and other assets	16,180	15,307
Total Assets	65,493,200	21,364,328
LIABILITIES:
Options written, at value (premiums received $593,067 and $1,711,393)	387,850	1,615,832
Payable for investments purchased	1,321,766	–
Payable for shares redeemed	150,000	–
Payable to investment advisor	9,243	–
Payable to administrator	9,253	1,608
Payable to trustees	11,488	3,335
Payable to chief compliance officer	2,595	2,595
Payable to principal financial officer	491	491
Other payables	24,536	19,133
Total Liabilities	1,917,222	1,642,994
Net Assets	$63,575,978	$19,721,334

NET ASSETS CONSIST OF:
Common Stock	$6,026	$1,918
Paid-in capital	61,778,456	19,425,956
Accumulated net investment income	199,258	77,582
Accumulated net realized loss on investments and written option contracts	(313,258)	(1,016,668)
Net unrealized appreciation on investments and written option contracts	1,905,496	1,232,546
Net Assets	$63,575,978	$19,721,334

Investments, at Cost	$63,488,847	$18,562,727

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2012	13

BPV Family of Funds	Statements of Assets and Liabilities
September 30, 2012 (Unaudited)

PRICING OF SHARES:
Net Assets	$63,575,978	$19,721,334
Shares of common stock outstanding (unlimited number of shares authorized, par value of $0.001 per share)	6,026,455	1,918,449
Net assets value, offering and redemption price per share	$10.55	$10.28

See Notes to Financial Statements.
14	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Statements of Operations
For the Period Ended September 30, 2012 (Unaudited)

	BPV Core Diversification Fund	BPV Wealth Preservation Fund
INVESTMENT INCOME:
Dividends	$451,598	$126,675
Interest	5	2
Total Investment Income	451,603	126,677
EXPENSES:
Investment advisor fees	189,011	50,824
Administration fees	67,848	18,320
Transfer agent fees	43,813	23,410
Custodian fees	2,885	2,798
Legal fees	36,203	8,958
Audit fees	8,499	8,499
Trustees’ fees and expenses	23,758	6,208
Report to shareholder and printing fees	3,837	2,062
Chief compliance officer fees	12,677	12,677
Principal financial officer fee	2,508	2,508
Offering costs	31,028	30,861
Insurance	13,284	3,755
Other	8,503	4,986
Total expenses before waiver	443,854	175,866
Less fees waived/reimbursed by:
Investment advisor	(183,770)	(106,131)
Administrator	(7,739)	(1,969)
Net Expenses	252,345	67,766
Net Investment Income	199,258	58,911
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(345,002)	–
Net realized gain/(loss) on written option contracts	22,184	(585,470)
Net change in unrealized appreciation on investments	953,939	413,729
Net change in unrealized appreciation on written option contracts	205,217	288,399
Net Realized and Unrealized Gain on Investments and Written Options	836,338	116,658
Net Increase in Net Assets Resulting from Operations	$1,035,596	$175,569

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2012	15

BPV Core Diversification Fund	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2012 (Unaudited)	For the Period October 5, 2011 (Inception) to March 31, 2012
OPERATIONS:
Net investment income	$199,258	$21,639
Net realized gain/(loss) on investments	(345,002)	8,733
Net realized gain on written option contracts	22,184	–
Net change in unrealized appreciation on investments and written option contracts	1,159,156	746,340
Net Increase in net assets resulting from operations	1,035,596	776,712
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(30,216)
From net realized gain on investments	–	(2,017)
Decrease in net assets from distributions to shareholders	–	(32,233)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	28,264,409	35,414,768
Shares issued in reinvestment of distributions	–	32,294
Cost of shares redeemed, net of redemption fees	(1,693,612)	(296,956)
Net increase from capital share transactions	26,570,797	35,150,106
Net increase in net assets	27,606,393	35,894,585
NET ASSETS:
Beginning of period	35,969,585	75,000
End of period*	$63,575,978	$35,969,585

*Includes accumulated net investment income of:	$199,258	$–

OTHER INFORMATION SHARE TRANSACTIONS:
Beginning Shares	3,462,581	7,500
Shares sold	2,727,220	3,480,829
Shares issued in reinvestment of dividends	–	3,210
Shares redeemed	(163,346)	(28,958)
Net increase in shares outstanding	6,026,455	3,462,581

See Notes to Financial Statements.
16	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2012 (Unaudited)	For the Period October 5, 2011 (Inception) to March 31, 2012
OPERATIONS:
Net investment income	$58,911	$31,965
Net realized loss on written option contracts	(585,470)	(431,198)
Net change in unrealized appreciation on investments and written option contracts	702,128	530,418
Net Increase in net assets resulting from operations	175,569	131,185
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(18,801)
Decrease in net assets from distributions to shareholders	–	(18,801)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	10,793,440	9,162,297
Shares issued in reinvestment of distributions	–	18,801
Cost of shares redeemed, net of redemption fees	(462,084)	(104,073)
Net increase from capital share transactions	10,331,356	9,077,025
Net increase in net assets	10,506,925	9,189,409
NET ASSETS:
Beginning of period	9,214,409	25,000
End of period*	$19,721,334	$9,214,409

*Includes accumulated net investment income of:	$77,582	$18,671
OTHER INFORMATION SHARE TRANSACTIONS:
Beginning Shares	908,092	2,500
Shares sold	1,055,553	914,020
Shares issued in reinvestment of dividends	–	1,878
Shares redeemed	(45,196)	(10,306)
Net increase in shares outstanding	1,918,449	908,092

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2012	17

BPV Core Diversification Fund	Financial Highlights
For a share outstanding throughout the period presented

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Period October 5, 2011 (inception) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.39		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01
Net realized and unrealized gain on investments	0.12		0.40
Total income from investment operations	0.16		0.41

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.02)
From net realized gain	–		(0.00)	(b)
Total distributions	–		(0. 02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00	(b)
Net increase in net asset value	0.16		0.39
NET ASSET VALUE - END OF PERIOD	$10.55		$10.39

TOTAL RETURN(c)	1.54%		4.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$63,576		$35,970
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	1.76%	(d)	3.25%	(d)
Net expenses after fee waivers/reimbursements	1.00%	(d)	1.00%	(d)
Net investment income after fee waivers/reimbursements	0.79%	(d)	0.23%	(d)
Portfolio turnover rate(e)	37%		2%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
18	855-784-2399 | www.bpvfunds.com

BPV Wealth Preservation Fund	Financial Highlights
For a share outstanding throughout the period presented

	For the Six Months Ended September 30, 2012 (Unaudited)		For the Period October 5, 2011 (inception) to March 31, 2012
NET ASSET VALUE- BEGINNING OF PERIOD	$10.15		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.06
Net realized and unrealized gain on investments	0.09		0.12
Total income from investment operations	0.13		0.18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(0.03)
Total distributions	–		(0.03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00
Net increase in net asset value	0.13		0.15
NET ASSET VALUE - END OF PERIOD	$10.28		$10.15

TOTAL RETURN(c)	1.28%		1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$19,721		$9,214
Ratios to average net assets:
Total expenses before fee waivers/reimbursements	2.60%	(d)	5.42%	(d)
Net expenses after fee waivers/reimbursements	1.00%	(d)	1.00%	(d)
Net investment income after fee waivers/reimbursements	0.87%	(d)	1.26%	(d)
Portfolio turnover rate(e)	0%		0%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)

Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2012	19

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011. The Trust currently offers shares of beneficial interest (“shares”) of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation. Each Fund currently offers one class of shares. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

The Funds did not have any operations before October 5, 2011, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 7,500 and 2,500 shares for BPV Core Diversification Fund and the BPV Wealth Preservation Fund, respectively, to BPV Capital Management, LLC.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretion of discounts and income earned from money market funds.

20	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Exchange-Traded Funds (“ETFs”) — The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly,

Semi-Annual Report | September 30, 2012	21

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2012:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,163,525	$–	$–	$57,163,525
Purchased Options	849,800	–	–	849,800
Short Term Investments	7,175,801	–	–	7,175,801
Total	$65,189,126	$–	$–	$65,189,126

Other Financial Instruments
Liabilities
Written Options	$(387,850)	$–	$–	$(387,850)
Total	$(387,850)	$–	$–	$(387,850)

BPV Wealth Preservation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,177,105	$–	$–	$14,177,105
Purchased Options	50	–	–	50
Short Term Investments	5,522,557	–	–	5,522,557
Total	$19,699,712	$–	$–	$19,699,712

Other Financial Instruments
Liabilities
Written Options	$(1,615,832)	$–	$–	$(1,615,832)
Total	$(1,615,832)	$–	$–	$(1,615,832)

*	See Portfolio of Investments for industry classifications.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers between Levels 1 and 2 during the six months ended September 30, 2012.

22	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

For the six months ended September 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised,

Semi-Annual Report | September 30, 2012	23

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity in the BPV Core Diversification Fund for the six months ended September 30, 2012 is as follows:

	Calls		Puts
Written Options	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Option outstanding at 3/31/2012	–	$–	–	$–
Options Written	1,140	(148,785)	3,300	(466,466)
Options Expired	–	–	(500)	22,184
Options Closed	–	–	–	–
Options Exercised	–	–	–	–
Options outstanding at 9/30/2012	1,140	$(148,785)	2,800	$(444,282)

Written option activity in the BPV Wealth Preservation Fund for the six months ended September 30, 2012 is as follows:
	Calls		Puts
Written Options	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums
Option outstanding at 3/31/2012	600	$(1,237,452)	–	$–
Options Written	1,690	(2,900,102)	–	–
Options Expired	–	–	–	–
Options Closed	(1,305)	2,426,161	–	–
Options Exercised	–	–	–	–
Options outstanding at 9/30/2012	985	$(1,711,393)	–	$–

24	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

The effect of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2012:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
BPV Core Diversification Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at Value	$849,800	Options written, at value	$387,850
Total		$849,800		$387,850

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
BPV Wealth Preservation Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at Value	$50	Options written, at value	$1,615,832
Total		$50		$1,615,832

The effect of derivatives instruments on the Statement of Operations for the six months ended September 30, 2012:

Risk Exposure	Location of Gain/(Loss) On Derivatives Recognized in Income	Realized Gain/(Loss) On Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized in Income
BPV Core Diversification Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized appreciation on investments	$(247,487)	$(223,753)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation on written option contracts	22,184	205,217
Total		$(225,303)	$(18,536)

Semi-Annual Report | September 30, 2012	25

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

Risk Exposure	Location of Gain/(Loss) On Derivatives Recognized in Income	Realized Gain/(Loss) On Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized in Income
BPV Wealth Preservation Fund
Equity Contracts (Purchased Options)	Net realized loss on investments/ Net change in unrealized appreciation on investments	$–	$(3,251)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation on written option contracts	(585,470)	288,399
Total		$(585,470)	$285,148

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of September 30, 2012, $891 of offering costs remain to be amortized for the BPV Core Diversification Fund and $845 offering costs remain to be amortized for the BPV Wealth Preservation Fund.

Expenses — The Funds bear expenses incurred specifically on each Funds respective behalf as well as a portion of general Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Funds will deduct a 1.00% redemption proceeds fee on Fund shares held 60 days or less. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Funds to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2012, the Funds had no redemption fees.

Federal Income Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to a “regulated investment company” under Subchapter M and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

26	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory

Pursuant to the Investment Advisory Agreement with each Fund (“Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 0.75% of the average daily net assets for each Fund.

The Trust and the Adviser have entered into investment sub-advisory agreements with respect to each Fund with Quintium Advisors LLC (the “Sub-Adviser”). The Sub-Adviser is owned 50% by Northshore. Pursuant to these agreements, the Adviser pays the Sub-Adviser a monthly fee that varies depending on the amount of assets under the Sub-Adviser’s management. If the cumulative net asset value of the Funds is less than $150,000,000, the Sub-Adviser receives a monthly fee equal to the greater of (i) $5,000, or (ii) 25% of the collective fees received by the Adviser from the Funds (net of any fee waivers or reimbursements by the Adviser under the Fund’s expense limitation agreements, if any) (the “Net Advisory Fee”). If the cumulative net asset value of the Funds is $150,000,000 or greater, the Sub-Adviser receives a monthly fee from the Adviser equal to 40% of the Net Advisory Fee.

The Adviser has contractually agreed to waive fees or reimburse expenses with respect to each of the Funds so that the Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Funds will not exceed 1.00% of average daily net assets of each Fund. Any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by each Fund within the first, second, and third twelve month periods following the twelve month period in which any such reimbursement or waiver occurs, if each Fund is able to make the payment without exceeding the 1.00% expense limitation.

During the six months ended September 30, 2012, the fee waivers and/or reimbursements were as follows:

FEES WAIVED/ REIMBURSED BY ADVISER
Fund
BPV Core Diversification Fund	$183,770
BPV Wealth Preservation Fund	$106,131

As of September 30, 2012, the balances of recoupable expenses for each Fund were as follows:

Fund	2015	2016	Total
BPV Core Diversification Fund	$177,165	$183,770	$360,935
BPV Wealth Preservation Fund	$102,530	$106,131	$208,661

Fund Accounting Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds for a monthly administration fee based on each Fund’s average daily net assets at the following annual rates.

Semi-Annual Report | September 30, 2012	27

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

ALPS will be paid fees under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) accrued on a daily basis, and paid on a monthly basis following the end of the month, based on the greater of (a) an annual total fee of $170,000 from the first to the last, or projected last, day of the then current year of service under the Administration Agreement; or (b) the following basis point fee schedule:

Average Total Net Assets	Basis Points (annualized)
Between $0-$500M	5.0
$500M-$1B	2.5
Above $1B	1.5
ALPS agreed to waive a portion of its fee for the Trust for the first three fiscal quarters as follows:
Quarter Ended	Fee Reduction
December 31, 2011	$25,000
March 31, 2012	$15,000
June 30, 2012	$10,000

The Administrator is also reimbursed by the Funds for certain out of pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

Compliance Services

ALPS provides Chief Compliance Officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.

Principal Financial Officer

ALPS receives an annual fee of $10,000 for providing Principal Financial Officer (“PFO”) services to the Funds. ALPS is compensated under the PFO Services Agreement.

Distributor

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc (“the Distributor”) to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officer and Trustee Compensation

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $6,000 each year plus $1,500 per Fund per meeting attended in person and $500 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or the Administrator.

28	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions for the six months ended September 30, 2012, excluding U.S. Government Obligations and short-term securities, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
BPV Core Diversification Fund	$42,351,578	$16,128,745
BPV Wealth Preservation Fund	$5,316,925	$–

5. TAX BASIS INFORMATION

The Funds Follow Accounting Standards Codification 740, “Income Taxes” (“ASC 740”), which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustments to the financial statements to comply with the provisions of ASC 740. The Funds file income tax returns in the U.S. Federal jurisdiction and the state of Colorado. The statute of limitations on the Funds’ federal, Colorado tax returns remains open for the period ended March 31, 2012. To the best of the Funds’ knowledge, no income tax returns are currently under examination. During the six months ended September 30, 2012, neither Fund recorded a liability of any uncertain tax positions in the accompanying financial statements.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of September 30, 2012.

The tax character of distributions paid during the period ended March 31, 2012, were as follows:

	Distributions from
Fund	Return of Capital	Ordinary Income	Long-Term Capital Gains
BPV Core Diversification Fund	$–	$32,233	$–
BPV Wealth Preservation Fund	$–	$18,801	$–

Semi-Annual Report | September 30, 2012	29

BPV Family of Funds	Notes to Financial Statements
September 30, 2012 (Unaudited)

Tax basis of investments as of September 30, 2012, the aggregate cost of investments, gross unrealized appreciation (excess of value over tax cost), gross unrealized depreciation (excess of tax cost over value), and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
BPV Core Diversification Fund	$62,135,658	$2,202,329	$(607,952)	$1,594,377
BPV Wealth Preservation Fund	$18,562,727	$1,140,236	$(3,251)	$1,136,985

The difference between book–basis and tax–basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to wash sales, investments in partnerships, and grantor trusts (SPDR Gold Trust).

Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. The BPV Wealth Preservation Fund elected to defer to the period ending March 31, 2013, capital losses recognized during the period ended March 31, 2012 in the amount of $431,198.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect risk of loss to be remote.

30	855-784-2399 | www.bpvfunds.com

BPV Family of Funds	Additional Information
September 30, 2012 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 855-784-2399, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ending June 30, 2012 will be available without charge upon request by calling toll-free 855-784-2399, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 855-784-2399. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | September 30, 2012	31

Must be accompanied or proceeded by a prospectus.

BPV Family of Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated             Purchases.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV FAMILY OF FUNDS

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller
President & Trustee

Date:	December 7, 2012

By:	/s/ Kim Storms
Kim Storms
Treasurer

Date:	December 7, 2012